Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated other comprehensive loss
Schedule of accumulated other comprehensive income

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2019	Ps.	8,494	Ps.	4,684	Ps.	13,178
Movements of the year		(12,834)		3,850		(8,984)
Balance as of December 31, 2019		(4,340)		8,534		4,194
Movements of the year		(13,039)		3,912		(9,127)
Balance as of December 31, 2020		(17,379)	Ps.	12,446	Ps.	(4,933)
Movements of the year		4,281		(1,284)		2,997
Balance as of December 31, 2021	Ps.	(13,098)	Ps.	11,162	Ps.	(1,936)